CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 117,413	$ 99,225	$ 38,706
Other comprehensive income (loss), net of tax:
Change in foreign currency translation	154	(147)	(315)
Changes in unrealized gain (loss) on marketable securities	(101)	0	0
Cash Flow Hedge:
Changes in unrealized gain (loss)	(787)	(1,255)	242
Gain (loss) reclassified into net income	1,233	948	(167)
Net change	446	(307)	75
Total Other comprehensive income (loss), net of tax:	499	(454)	(240)
Comprehensive income	$ 117,912	$ 98,771	$ 38,466